Retirement Plans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of fair values of pension plan
Total	$ 278,991	$ 260,106
Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total	183,195	174,026
Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	67,453	80,956
Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	28,343	5,124
Equity securities - U.S. holdings [Member]
Summary of fair values of pension plan
Total	143,215	134,054
Equity securities - U.S. holdings [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total	143,215	134,054
Equity securities - U.S. holdings [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Equity securities - U.S. holdings [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Equity securities - Non-U.S. holdings [Member]
Summary of fair values of pension plan
Total	29,153	28,166
Equity securities - Non-U.S. holdings [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total	29,153	28,166
Equity securities - Non-U.S. holdings [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Equity securities - Non-U.S. holdings [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Corporate Bonds [Member]
Summary of fair values of pension plan
Total	51,009	57,569
Corporate Bonds [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total		0
Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	51,009	57,569
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Cash and cash equivalents [Member]
Summary of fair values of pension plan
Total	10,827	11,806
Cash and cash equivalents [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total	10,827	11,806
Cash and cash equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
International hedge fund [Member]
Summary of fair values of pension plan
Total	10,395
International hedge fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
International hedge fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
International hedge fund [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	10,395
Debt securities issued by U.S., state and local governments [Member]
Summary of fair values of pension plan
Total	10,117	17,351
Debt securities issued by U.S., state and local governments [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Debt securities issued by U.S., state and local governments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	10,117	17,351
Debt securities issued by U.S., state and local governments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Long-biased hedge fund [Member]
Summary of fair values of pension plan
Total	9,937	0
Long-biased hedge fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Long-biased hedge fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Long-biased hedge fund [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	9,937
Partnerships [Member]
Summary of fair values of pension plan
Total	6,330	3,586
Partnerships [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Partnerships [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Partnerships [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	6,330	3,586	3,585
Mortgage-backed securities [Member]
Summary of fair values of pension plan
Total	6,139	6,036
Mortgage-backed securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Mortgage-backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	6,139	6,036
Mortgage-backed securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Fixed annuities [Member]
Summary of fair values of pension plan
Total	1,681	1,538
Fixed annuities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Fixed annuities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Fixed annuities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	1,681	1,538	1,429
Other asset-backed securities [Member]
Summary of fair values of pension plan
Total	188
Other asset-backed securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Other asset-backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	188
Other asset-backed securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total